Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares outstanding (in shares)	1,542,355	1,150,873
Common stock, shares issued (in shares)	1,542,355	1,150,873
Series D Preferred Stock [Member]
Preferred stock, shares outstanding (in shares)	100,000	100,000
Preferred stock, shares issued (in shares)	100,000	100,000
Series E Preferred Stock [Member]
Preferred stock, shares outstanding (in shares)	28,158	0
Preferred stock, shares issued (in shares)	28,158	0